Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Exercise Prices and Exercise Periods, Giving Retroactive Effect of Combination

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of each of the Relevant Periods are as follows:

	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2022	3,253,565	29.3156
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
As of March 31, 2023	3,253,565	32.4020
Granted during the period	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
As of September 30, 2023	3,253,565	32.4020
The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of each of the Relevant Periods are as follows:
	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2021	3,253,565	29.3156
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
As of March 31, 2022	3,253,565	29.3156
Granted during the period	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
As of March 31, 2023	3,253,565	32.4020

Schedule of Exercise Prices and Exercise Periods of the Share Options Outstanding

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting periods are as follows:

Six Months Ended September 30, 2023 Number of options	Exercise price	Exercise period
	(RMB)
1,533,252	13.938	2021 – 2031
613,369	25.8524	2021 – 2026
1,106,944	52.5376	2021 – 2026
3,253,565
The exercise prices and exercise periods, giving retroactive effect of combination in March 2023, of the share options outstanding as at the end of the reporting periods are as follows:
Year Ended 31 March 2023 Number of options	Exercise price	Exercise period
	(RMB)
1,533,252	13.938	2021 – 2031
613,369	25.8524	2021 – 2026
1,106,944	52.5376	2021 – 2026
3,253,565

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense included in YS Group’s consolidated statements of operations and comprehensive loss is as follows:

	Six Months Ended September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	(1,015,055)	—	$—
General and administrative	929,739	—	—
Total stock-based compensation	(85,316)	—	$—
Stock-based compensation expense included in YS Group’s consolidated statements of operations and comprehensive loss is as follows:
	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Research and development	4,200,464	975,171	(997,846)	$(145,211)
General and administrative	72,501,943	6,789,277	4,502,847	655,274
Selling and marketing	54,093	—	—	—
Total stock-based compensation	76,756,500	7,764,448	3,505,001	$510,063